Segment Information - Summary Of Purchase Accounting And Related Adjustments (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Direct operating						$ 0		$ 700,000	$ 400,000
General and administrative expense	[1]					12,000,000		55,200,000	59,200,000
Depreciation and amortization		$ 1,000	$ 1,200	$ 3,100	$ 4,000	5,100,000		5,700,000	5,700,000
Purchase accounting and related adjustments, amortization of purchase price						1,300,000		7,700,000	7,700,000
Purchase accounting and related adjustments	[2]					17,100,000		61,600,000	65,300,000
Noncontrolling interest discount amortization						0	$ 13,200,000		22,700,000
Noncontrolling equity interest in distributable earnings						10,700,000		$ 34,300,000	28,800,000
Noncontrolling equity interest						$ 12,000,000	$ 55,200,000		$ 59,200,000
Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments, amortization of purchase price				1,300,000
Purchase accounting and related adjustments		3,800,000	4,200,000	9,800,000	19,400,000
General and Administrative Expense
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
General and administrative expense		2,800,000	3,000,000	6,700,000	15,400,000
General and Administrative Expense | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments		2,800,000	3,000,000	6,700,000	15,400,000
Depreciation and Amortization Expense | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments		$ 1,000,000	$ 1,200,000	$ 3,100,000	$ 4,000,000

[1]	(i) These adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, and the non-cash charges for the accretion of the noncontrolling interest discount related to Pilgrim Media Group (through June 2021) and 3 Arts Entertainment (through November 2022), and the amortization of the recoupable portion of the purchase price (through May 2023) related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interests in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.
[2]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements: